UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22744

American Funds Corporate Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: May 31

Date of reporting period: May 31, 2016

Steven I. Koszalka

American Funds Corporate Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Corporate Bond FundSM Annual report for the year ended May 31, 2016

American Funds Corporate Bond Fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Here are total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2016 (the most recent calendar quarter-end):

	Cumulative total return	Average annual total return
Class A shares	1 year	Lifetime (since 12/14/12)

Reflecting 3.75% maximum sales charge	5.62%	3.46%

The fund’s estimated gross expense ratio for Class A shares is 1.17% as of the prospectus dated July 29, 2016 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least August 1, 2017. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursement. Investment results shown reflect the reimbursement, without which the results would have been lower. Refer to the fund’s most recent prospectus for details.

Although the fund has a plan of distribution, fees for distribution services are not paid by the fund on amounts invested in the fund by the fund’s investment adviser. Expenses shown assume fees for distribution services were charged on these assets. However, because fees for distribution services were not charged on these assets, actual fund expenses were lower and total return was higher. See the “Plan of distribution” section of the prospectus for information on the distribution service fees permitted to be charged by the fund.

The fund’s 30-day yield for Class A shares as of June 30, 2016, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.60%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Corporate bonds can offer stability and diversification.

Contents

1	Letter to investors
3	The value of a $10,000 investment
4	Investment portfolio
10	Financial statements
26	Board of trustees and other officers

Fellow investors:

We are pleased to present you with the annual report for American Funds Corporate Bond Fund.

For the 12-month period ended May 31, 2016, the fund gained 5.71%, with all dividends reinvested. By way of comparison, the Barclays U.S. Corporate Investment Grade Index rose 3.62%, while the fund’s peer group, as measured by the Lipper Corporate Debt Funds BBB-Rated Average, advanced 2.53%. The fund also outpaced the Lipper Corporate Debt Funds A-Rated Average, which climbed 2.75%.

During this time the fund generated dividends totaling about 29 cents a share, providing investors who reinvested dividends with an income return of 2.91%.

At fiscal year-end, the fund’s corporate holdings — representing 87% of the portfolio — were spread among a variety of sectors. Financial sector bonds made up 26.8% of the portfolio, followed by energy at 13.5% and consumer discretionary at 11.9%. About 10.1% of the portfolio was invested in government securities, primarily U.S. Treasury notes. A complete list of fund holdings can be found beginning on page 4.

Roughly 78% of the fund consisted of U.S. securities, with the rest chiefly invested in European and Australian bonds. A small

Results at a glance

For periods ended May 31, 2016, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	Lifetime (since 12/14/12)

American Funds Corporate Bond Fund (Class A shares)	5.57%	5.71%	3.99%
Barclays U.S. Corporate Investment Grade Index*	4.49	3.62	3.01
Lipper Corporate Debt Funds BBB-Rated Average†	4.08	2.53	2.53
Lipper Corporate Debt Funds A-Rated Average†	3.72	2.75	2.46

*	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

American Funds Corporate Bond Fund	1

portion of the fund, around 2%, was held in bonds from emerging markets.

Investing in corporate bonds

American Funds Corporate Bond Fund seeks to achieve its investment objective by investing primarily in investment-grade corporate debt securities. In today’s market, exposure to corporate bonds can be a judicious strategy to generate income and pursue total return while also aiming for capital preservation. Indeed, in an environment of low to negative yields, investment-grade corporate bonds can provide a meaningful yield pickup with relatively modest risk. Such bonds can also provide relative stability, as well as diversification from equities.

Recently, corporate bonds have benefited from a high volume of issuance and now constitute a broad investment universe, allowing managers to build broadly diversified, robust portfolios. The fund’s focus on investment-grade corporate bonds provides investors with dedicated exposure to the asset class. By pursuing total return and U.S.-dollar denominated investment-grade credit, an actively managed fund can serve as a durable portfolio building block.

Corporate bond investing in today’s market requires deep credit research. Our managers rely on rigorous research that seeks to determine which industry, company or security mix in an expected economic environment will provide the outcome that helps investors pursue their financial objectives.

We thank you for making American Funds Corporate Bond Fund part of your portfolio and look forward to reporting to you again in six months.

Cordially,

David S. Lee

President

July 19, 2016

For current information about the fund, visit americanfunds.com.

2	American Funds Corporate Bond Fund

The value of a $10,000 investment

How a $10,000 investment has fared for the period December 14, 2012, to May 31, 2016, with all distributions reinvested.

Fund results shown reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The Barclays U.S. Corporate Investment Grade Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[3]	Includes reinvested dividends of $898 and reinvested capital gain distributions of $203.
[4]	Results of the Lipper Corporate Debt Funds BBB-Rated Average do not reflect any sales charges.

Past results are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Total returns based on a $1,000 investment (for the period ended May 31, 2016)*

	Cumulative total return	Average annual total return
	1 year	Lifetime (since 12/14/12)

Class A shares	1.72%	2.85%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least August 1, 2017. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursement. Investment results shown reflect the reimbursement, without which the results would have been lower. Refer to the fund’s most recent prospectus for details.

Although the fund has plans of distribution for Class A shares, fees for distribution services are not paid by the fund on amounts invested in the fund by the fund’s investment adviser. Because fees for distribution services were not charged on these assets, total returns were higher. See the “Plans of distribution” section of the prospectus for information on the distribution service fees permitted to be charged by the fund.

American Funds Corporate Bond Fund	3

Investment portfolio May 31, 2016

Industry sector diversification	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	8.52%
AAA/Aaa	2.35
AA/Aa	10.40
A/A	36.31
BBB/Baa	40.38
Below investment grade	.08
Short-term securities & other assets less liabilities	1.96

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the United States government.

Bonds, notes & other debt instruments 98.04%	Principal amount (000)	Value (000)
Corporate bonds & notes 87.15%
Financials 26.82%
ACE INA Holdings Inc. 2.30% 2020	$25	$25
ACE INA Holdings Inc. 2.875% 2022	15	15
ACE INA Holdings Inc. 3.35% 2026	15	16
ACE INA Holdings Inc. 4.35% 2045	20	22
American Campus Communities, Inc. 3.35% 2020	260	266
American Campus Communities, Inc. 4.125% 2024	200	207
Bank of America Corp. 2.625% 2020	375	377
Bank of America Corp. 2.625% 2021	138	139
Bank of America Corp. 3.50% 2026	399	405
Bank of Nova Scotia 4.50% 2025	150	155
Barclays Bank PLC 3.65% 2025	200	194
Berkshire Hathaway Inc. 2.20% 2021	40	41
Berkshire Hathaway Inc. 3.125% 2026	15	16
BNP Paribas 4.375% 2025[1]	200	203
Boston Properties, Inc. 3.65% 2026	175	183
BPCE SA group 4.50% 2025[1]	200	197
Citigroup Inc. 2.70% 2021	170	172
Citigroup Inc. 3.40% 2026	275	277
Citigroup Inc. 4.45% 2027	215	218
Corporate Office Properties LP 5.00% 2025	30	31
Credit Suisse Group Funding (Guernsey) 4.55% 2026[1]	700	721
Crown Castle International Corp. 3.40% 2021	225	232
DDR Corp. 4.25% 2026	235	241
Deutsche Bank AG 3.375% 2021	200	198
Developers Diversified Realty Corp. 7.50% 2017	200	209
Developers Diversified Realty Corp. 7.875% 2020	150	180
DNB ASA 2.375% 2021[1]	450	451
EPR Properties 4.50% 2025	250	245
Essex Portfolio L.P. 3.50% 2025	70	72
Essex Portfolio L.P. 3.375% 2026	170	172

4	American Funds Corporate Bond Fund

	Principal amount	Value
	(000)	(000)
Goldman Sachs Group, Inc. 1.995% 2021[2]	$620	$623
Goldman Sachs Group, Inc. 3.75% 2026	445	459
Hospitality Properties Trust 6.70% 2018	400	419
Host Hotels & Resorts LP 4.50% 2026	205	212
HSBC Holdings PLC 2.95% 2021	200	201
HSBC Holdings PLC 3.90% 2026	450	456
JPMorgan Chase & Co. 2.40% 2021	270	270
JPMorgan Chase & Co. 2.55% 2021	105	106
Kimco Realty Corp. 3.40% 2022	40	41
MetLife Global Funding I 2.00% 2020[1]	150	150
MetLife Global Funding I 2.50% 2020[1]	150	152
Morgan Stanley 2.50% 2021	50	50
Morgan Stanley 3.875% 2026	430	450
New York Life Global Funding 2.00% 2021[1]	500	499
Prologis, Inc. 3.35% 2021	135	141
Prologis, Inc. 3.75% 2025	15	16
QBE Insurance Group Ltd. 2.40% 2018[1]	250	252
Rabobank Nederland 4.375% 2025	575	600
Scentre Group 2.375% 2021[1]	230	228
Scentre Group 3.25% 2025[1]	180	179
Scentre Group 3.50% 2025[1]	350	355
Travelers Companies, Inc. 3.75% 2046	15	15
UBS Group AG 4.125% 2025[1]	225	231
UDR, Inc. 4.00% 2025	20	21
Unum Group 3.00% 2021	275	276
WEA Finance LLC 1.75% 2017[1]	250	250
WEA Finance LLC 3.25% 2020[1]	390	399
WEA Finance LLC 3.75% 2024[1]	390	398
Wells Fargo & Co. 2.55% 2020	375	381
Wells Fargo & Co. 2.50% 2021	125	126
		13,836

Energy 13.54%
Anadarko Petroleum Corp. 4.85% 2021	10	10
Anadarko Petroleum Corp. 5.55% 2026	140	150
Anadarko Petroleum Corp. 6.60% 2046	110	123
Chevron Corp. 2.10% 2021	425	425
Chevron Corp. 2.954% 2026	525	527
ConocoPhillips 4.20% 2021	35	37
ConocoPhillips 4.95% 2026	210	230
ConocoPhillips 5.95% 2046	10	12
Diamond Offshore Drilling, Inc. 4.875% 2043	405	290
Enbridge Energy Partners, LP 4.375% 2020	60	61
Enbridge Energy Partners, LP 5.875% 2025	45	48
Enbridge Energy Partners, LP 7.375% 2045	630	732
Enbridge Inc. 4.00% 2023	275	270
Energy Transfer Partners, LP 4.75% 2026	150	143
Energy Transfer Partners, LP 6.125% 2045	100	94
Enterprise Products Operating LLC 3.70% 2026	45	46
Enterprise Products Operating LLC 3.95% 2027	10	10
Exxon Mobil Corp. 2.222% 2021	250	253
Exxon Mobil Corp. 3.043% 2026	105	108
Halliburton Co. 3.80% 2025	140	142
Halliburton Co. 4.85% 2035	20	21
Halliburton Co. 5.00% 2045	350	359
Kinder Morgan Energy Partners, LP 5.40% 2044	25	22
Kinder Morgan Finance Co. 5.05% 2046	225	198
Kinder Morgan, Inc. 4.30% 2025	150	147
Kinder Morgan, Inc. 5.55% 2045	250	231
Noble Corp PLC 6.95% 2025	125	92
Petróleos Mexicanos 6.875% 2026[1]	430	468
Petróleos Mexicanos 5.50% 2044	50	42
Pioneer Natural Resources Co. 3.45% 2021	185	188
Schlumberger BV 3.00% 2020[1]	175	180
Schlumberger BV 3.625% 2022[1]	15	16
Schlumberger BV 4.00% 2025[1]	90	94
Shell International Finance BV 1.875% 2021	275	271
Shell International Finance BV 2.875% 2026	55	54

American Funds Corporate Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Energy (continued)
Shell International Finance BV 4.00% 2046	$275	$268
Southwestern Energy Co. 4.95% 2025	50	42
Williams Partners LP 3.60% 2022	175	154
Williams Partners LP 4.00% 2025	375	324
Williams Partners LP 5.40% 2044	125	102
		6,984

Consumer discretionary 11.89%
21st Century Fox America, Inc. 4.95% 2045	175	191
Amazon.com, Inc. 4.95% 2044	150	176
Bayerische Motoren Werke AG 2.00% 2021[1]	500	498
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[1]	325	349
Comcast Corp. 3.15% 2026	50	52
Comcast Corp. 4.75% 2044	100	112
Daimler Finance NA LLC 2.70% 2020[1]	250	255
DaimlerChrysler North America Holding Corp. 2.25% 2020[1]	225	226
DaimlerChrysler North America Holding Corp. 2.45% 2020[1]	200	202
Ford Motor Credit Co. 3.20% 2021	375	383
Ford Motor Credit Co. 4.134% 2025	200	210
General Motors Co. 6.60% 2036	45	51
General Motors Co. 6.75% 2046	105	123
General Motors Financial Co. 3.70% 2023	250	248
General Motors Financial Co. 4.30% 2025	450	457
Lowe’s Companies, Inc. 2.50% 2026	40	40
Marriott International, Inc., Series I, 6.375% 2017	80	84
McDonald’s Corp. 2.75% 2020	10	10
McDonald’s Corp. 3.70% 2026	125	133
McDonald’s Corp. 4.70% 2035	100	108
McDonald’s Corp. 4.875% 2045	125	139
NBC Universal Enterprise, Inc. 5.25% 2049[1]	475	493
Newell Rubbermaid Inc. 3.15% 2021	170	174
Newell Rubbermaid Inc. 3.85% 2023	120	125
Newell Rubbermaid Inc. 4.20% 2026	235	249
Newell Rubbermaid Inc. 5.50% 2046	390	446
Starbucks Corp. 2.10% 2021	20	20
Thomson Reuters Corp. 1.30% 2017	150	150
Time Warner Inc. 4.85% 2045	175	184
Volkswagen Group of America Finance, LLC 2.40% 2020[1]	250	248
		6,136

Health care 10.90%
AbbVie Inc. 2.30% 2021	360	358
AbbVie Inc. 2.85% 2023	25	25
AbbVie Inc. 3.20% 2026	325	323
AbbVie Inc. 4.30% 2036	25	25
AbbVie Inc. 4.45% 2046	290	288
Actavis Funding SCS 3.80% 2025	600	609
Actavis Funding SCS 4.55% 2035	66	65
Actavis Funding SCS 4.75% 2045	175	173
AstraZeneca PLC 3.375% 2025	365	376
Baxalta Inc. 2.875% 2020[1]	100	100
Becton, Dickinson and Co. 4.685% 2044	100	110
Biogen Inc. 5.20% 2045	335	369
Boston Scientific Corp. 3.85% 2025	200	208
Celgene Corp. 3.875% 2025	403	422
Celgene Corp. 5.00% 2045	30	32
EMD Finance LLC 2.95% 2022[1]	225	228
EMD Finance LLC 3.25% 2025[1]	100	101
Gilead Sciences, Inc. 4.75% 2046	125	134
HCA Inc. 5.00% 2024	100	103
HCA Inc. 5.25% 2025	200	206
HCA Inc. 5.25% 2026	50	51
Johnson & Johnson 1.125% 2019	350	350
Medtronic, Inc. 4.625% 2045	75	84
Mylan Laboratories Inc. 3.15% 2021[1]	250	250
St. Jude Medical, Inc. 3.875% 2025	130	137

6	American Funds Corporate Bond Fund

	Principal amount	Value
	(000)	(000)
Stryker Corp. 2.625% 2021	$175	$178
UnitedHealth Group Inc. 3.75% 2025	200	216
Zimmer Holdings, Inc. 2.00% 2018	100	100
		5,621

Utilities 10.50%
CMS Energy Corp. 3.60% 2025	65	68
CMS Energy Corp. 3.00% 2026	550	547
Dominion Resources, Inc. 4.104% 2021	295	304
Duke Energy Corp. 3.75% 2024	175	186
EDP Finance BV 5.25% 2021[1]	200	212
Electricité de France SA 4.95% 2045[1]	220	235
Enel Finance International SA 6.00% 2039[1]	150	180
Exelon Corp. 2.85% 2020	545	558
Exelon Corp. 3.95% 2025	250	263
Exelon Corp. 3.40% 2026	45	45
FirstEnergy Corp., Series B, 4.25% 2023	50	52
FirstEnergy Corp. 7.375% 2031	50	61
Iberdrola Finance Ireland 5.00% 2019[1]	150	164
Mississippi Power Co. 4.25% 2042	250	214
Niagara Mohawk Power Corp. 3.508% 2024[1]	150	158
PPL Capital Funding, Inc. 3.10% 2026	100	99
Puget Energy Inc. 3.65% 2025	275	278
Puget Sound Energy, Inc., First Lien, 6.50% 2020	101	116
Puget Sound Energy, Inc., First Lien, 5.625% 2022	150	168
Southern Co. 2.35% 2021	425	426
Southern Co. 3.25% 2026	350	353
Teco Finance, Inc. 5.15% 2020	515	564
Xcel Energy Inc. 4.80% 2041	150	166
		5,417

Consumer staples 8.91%
Anheuser-Busch InBev NV 2.65% 2021	50	51
Anheuser-Busch InBev NV 3.65% 2026	380	395
Anheuser-Busch InBev NV 4.90% 2046	245	274
Coca-Cola Co. 1.375% 2019	525	526
CVS Caremark Corp. 2.80% 2020	100	103
CVS Health Corp. 2.125% 2021	265	264
CVS Health Corp. 2.875% 2026	65	65
Kraft Heinz Co. 4.375% 2046[1]	195	196
Kroger Co. 2.60% 2021	95	97
Kroger Co. 3.50% 2026	20	21
Pernod Ricard SA 4.45% 2022[1]	175	190
Philip Morris International Inc. 1.875% 2021	25	25
Philip Morris International Inc. 2.75% 2026	25	25
Philip Morris International Inc. 3.875% 2042	150	148
Philip Morris International Inc. 4.25% 2044	75	78
Reynolds American Inc. 4.45% 2025	275	302
Reynolds American Inc. 5.85% 2045	325	398
Sysco Corp. 2.50% 2021	350	353
Walgreens Boots Alliance, Inc. 2.60% 2021	180	181
Walgreens Boots Alliance, Inc. 3.10% 2023	10	10
Walgreens Boots Alliance, Inc. 3.45% 2026	375	375
Walgreens Boots Alliance, Inc. 4.65% 2046	20	20
WM. Wrigley Jr. Co 3.375% 2020[1]	475	499
		4,596

Telecommunication services 2.83%
AT&T Inc. 2.80% 2021	385	391
AT&T Inc. 4.125% 2026	155	163
AT&T Inc. 4.35% 2045	65	61
AT&T Inc. 4.75% 2046	225	224
France Télécom 9.00% 2031	110	169
Verizon Communications Inc. 4.272% 2036	225	224
Verizon Communications Inc. 4.522% 2048	225	227
		1,459

American Funds Corporate Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Industrials 1.08%
Boeing Company 1.65% 2020	$60	$60
Boeing Company 2.20% 2022	30	30
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	34	35
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	88	96
ERAC USA Finance Co. 2.60% 2021[1]	175	175
Lockheed Martin Corp. 1.85% 2018	15	15
Lockheed Martin Corp. 2.50% 2020	30	31
Lockheed Martin Corp. 3.10% 2023	10	10
Lockheed Martin Corp. 3.55% 2026	40	43
Lockheed Martin Corp. 4.50% 2036	10	11
Lockheed Martin Corp. 4.70% 2046	45	51
		557

Information technology 0.68%
Apple Inc. 3.25% 2026	125	130
Apple Inc. 4.65% 2046	100	110
Harris Corp. 5.054% 2045	100	110
		350

Total corporate bonds & notes		44,956

U.S. Treasury bonds & notes 8.52%
U.S. Treasury 1.375% 2021	3,024	3,024
U.S. Treasury 1.625% 2026[4]	259	254
U.S. Treasury 2.50% 2046	31	30
U.S. Treasury Inflation-Protected Security 0.625% 2026[5]	1,052	1,087
		4,395

Bonds & notes of governments & government agencies outside the U.S. 1.61%
Bermuda Government 4.854% 2024[1]	275	293
State of Qatar 3.25% 2026[1]	225	222
United Mexican States Government Global 4.125% 2026	300	314
		829

Municipals 0.76%
State of Florida, State Board of Administration Fin. Corp., Rev. Bonds, 2016-A, 2.638% 2021	385	394

Total bonds, notes & other debt instruments (cost: $49,198,000)		50,574

Short-term securities 3.69%
General Electric Co. 0.32% due 6/1/2016	1,400	1,400
John Deere Capital Corp. 0.44% due 6/7/2016[1]	500	500

Total short-term securities (cost: $1,900,000)		1,900
Total investment securities 101.73% (cost: $51,098,000)		52,474
Other assets less liabilities (1.73)%		(890)

Net assets 100.00%		$51,584

8	American Funds Corporate Bond Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $6,917,000.

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 5/31/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Receive	LCH	3-month USD-LIBOR	1.789%	7/7/2019	$3,000	$58
Pay	LCH	3-month USD-LIBOR	2.7945	4/10/2024	2,500	(232)
Pay	LCH	3-month USD-LIBOR	2.396	1/19/2046	500	(27)

						$(201)

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,397,000, which represented 22.09% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $185,000, which represented .36% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations

Fin. = Finance

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

Rev. = Revenue

See Notes to Financial Statements

American Funds Corporate Bond Fund	9

Financial statements

Statement of assets and liabilities

at May 31, 2016	(dollars in thousands)

Assets:
Investment securities, at value (cost: $51,098)			$52,474
Cash			111
Receivables for:
Sales of investments	$3,367
Variation margin	4
Interest	376
Reimbursement from advisor	74
Other	1		3,822
			56,407
Liabilities:
Payables for:
Purchases of investments	4,594
Dividends on fund’s shares	128
Investment advisory services	20
Trustees’ deferred compensation	—	*
Variation margin	4
Other	77		4,823
Net assets at May 31, 2016			$51,584

Net assets consist of:
Capital paid in on shares of beneficial interest			$50,250
Undistributed net investment income			25
Undistributed net realized gain			134
Net unrealized appreciation			1,175
Net assets at May 31, 2016			$51,584

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (5,024 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$51,584	5,024	$10.27

*	Amount less than one thousand.

See Notes to Financial Statements

10	American Funds Corporate Bond Fund

Statement of operations

for the year ended May 31, 2016	(dollars in thousands)

Investment income:
Income:
Interest			$1,759
Fees and expenses*:
Investment advisory services	$231
Transfer agent services	—	†
Administrative services	5
Reports to shareholders	14
Registration statement and prospectus	13
Trustees’ compensation	—	†
Auditing and legal	91
Custodian	—	†
Other	25
Total fees and expenses before reimbursement	379
Less reimbursement of fees and expenses	113
Total fees and expenses after reimbursement			266
Net investment income			1,493

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments	147
Interest rate swaps	(29)		118
Net unrealized appreciation (depreciation) on:
Investments	1,234
Interest rate swaps	(91)		1,143
Net realized gain and unrealized appreciation			1,261

Net increase in net assets resulting from operations			$2,754

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

Statements of changes in net assets

(dollars in thousands)

	Year ended May 31
	2016	2015
Operations:
Net investment income	$1,493	$1,282
Net realized gain	118	1,876
Net unrealized appreciation (depreciation)	1,143	(1,412)
Net increase in net assets resulting from operations	2,754	1,746

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(1,455)	(1,273)
Distributions from net realized gain on investments	(975)	—
Total dividends and distributions paid or accrued to shareholders	(2,430)	(1,273)
Net capital share transactions	250	—
Total increase in net assets	574	473
Net assets:
Beginning of year	51,010	50,537
End of year (including undistributed net investment income: $25 and $9, respectively)	$51,584	$51,010

See Notes to Financial Statements

American Funds Corporate Bond Fund	11

Notes to financial statements

1. Organization

American Funds Corporate Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the fund are not available for purchase.

On November 20, 2015, the fund made an additional retirement plan share class (Class R-5E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

12	American Funds Corporate Bond Fund

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Corporate Bond Fund	13

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At May 31, 2016, all of the fund’s investments were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal

14	American Funds Corporate Bond Fund

agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

American Funds Corporate Bond Fund	15

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of interest rate swaps as of, or for the year ended, May 31, 2016 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Interest rate swaps	Interest	Net unrealized appreciation*	$58	Net unrealized depreciation*	$259

		Net realized loss		Net unrealized depreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Interest rate swaps	Interest	Net realized loss on interest rate swaps	$(29)	Net unrealized depreciation on interest rate swaps	$(91)

*Includes cumulative appreciation/depreciation on interest rate swaps as reported in the applicable table following the fund’s investment portfolio. Only the current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program due to its use of interest rate swaps. The program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the fund commenced operations.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

16	American Funds Corporate Bond Fund

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended May 31, 2016, the fund reclassified $22,000 from undistributed net investment income to undistributed net realized gain to align financial reporting with tax reporting.

As of May 31, 2016, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Undistributed ordinary income	$229
Undistributed long-term capital gains	84
Gross unrealized appreciation on investment securities	1,494
Gross unrealized depreciation on investment securities	(149)
Net unrealized appreciation on investment securities	1,345
Cost of investment securities	51,129

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Year ended May 31, 2016			Year ended May 31, 2015
			Total			Total
			dividends and			dividends
	Ordinary	Long-term	distributions	Ordinary	Long-term	paid
Share class	income	capital gains	paid or accrued	income	capital gains	or accrued
Class A	$2,395	$35	$2,430	$1,273	$—	$1,273

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.460% of daily net assets. For the year ended May 31, 2016, the investment advisory services fee was $231,000.

CRMC has agreed to reimburse a portion of the fees and expenses of the fund during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the year ended May 31, 2016, total fees and expenses reimbursed by CRMC were $113,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

American Funds Corporate Bond Fund	17

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of May 31, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. Effective July 1, 2016, the quarterly fee will be amended to annual rates of 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds, 0.05% on net assets between $20 billion and $100 billion, and 0.03% on net assets over $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the year ended May 31, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$—	$—*	$5	Not applicable

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

18	American Funds Corporate Bond Fund

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends and distributions				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended May 31, 2016
Class A	$250	24	$—	†	—	†	$—	—	$250	24

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

There were no capital share transactions in the fund for the year ended May 31, 2015.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $102,605,000 and $103,454,000, respectively, during the year ended May 31, 2016.

10. Ownership concentration

At May 31, 2016, CRMC held 100% of the fund’s outstanding shares. The ownership represents the seed money invested in the fund when it began operations on December 14, 2012.

American Funds Corporate Bond Fund	19

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments[2]		Ratio of expenses to average net assets after reimburse- ments[2,3]		Ratio of net income to average net assets[2,3]
Class A:
Year ended 5/31/2016	$10.20	$.30	$.26	$.56	$(.29)	$(.20)		$(.49)	$10.27	5.71%	$51,584.75%			.53%		2.97%
Year ended 5/31/2015	10.11	.26	.08	.34	(.25)	—		(.25)	10.20	3.44	51,010.71			.53		2.52
Year ended 5/31/2014	9.85	.26	.25	.51	(.25)	—	[5]	(.25)	10.11	5.36	50,537.69			.53		2.65
Period from 12/14/2012 to 5/31/2013[6,7]	10.00	.09	(.15)	(.06)	(.09)	—		(.09)	9.85	(.60)[8]	49,245.33		[8]	.24	[8]	.91	[8]

	Year ended			For the period
	2016	2015	2014	12/14/2012 to 5/31/2013[6,7]
Portfolio turnover rate for all share classes	295%	204%	178%	65%

[1]	Based on average shares outstanding.
[2]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[3]	This column reflects the impact of a reimbursement from CRMC. During the periods shown, CRMC reimbursed other fees and expenses.
[4]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[5]	Amount less than $.01.
[6]	For the period December 14, 2012, commencement of operations, through May 31, 2013.
[7]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[8]	Not annualized.

See Notes to Financial Statements

20	American Funds Corporate Bond Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Corporate Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Corporate Bond Fund (the “Fund”) at May 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California
July 19, 2016

American Funds Corporate Bond Fund	21

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2015, through May 31, 2016).

Actual expenses:

The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	12/1/2015	5/31/2016	during period*	expense ratio
Class A – actual return	$1,000.00	$1,055.74	$2.72	.53%
Class A – assumed 5% return	1,000.00	1,022.35	2.68	.53

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

22	American Funds Corporate Bond Fund

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended May 31, 2016:

Long-term capital gains	$35,000
Qualified dividend income	$28,000
Corporate dividends received deduction	$28,000
U.S. government income that may be exempt from state taxation	$38,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2017, to determine the calendar year amounts to be included on their 2016 tax returns. Shareholders should consult their tax advisors.

American Funds Corporate Bond Fund	23

Approval of Investment Advisory and Service Agreement

American Funds Corporate Bond Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for a one-year term through April 30, 2017. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of seeking to provide maximum total return consistent with capital preservation and prudent risk management. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through October 31, 2015. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper Corporate Debt Funds BBB-Rated Average, the Lipper Corporate Debt Funds A-Rated Average and the Barclays U.S. Corporate Investment Grade Index. They noted that for the fund’s short history its investment results were above the results of the Lipper and Barclays indexes for all periods covered. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees were in line with and total expenses below the median level of other funds in the Lipper Corporate Debt Funds BBB-Rated category. They also noted the limited usefulness of comparative expense data because the fund was not yet available for purchase by the public. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

24	American Funds Corporate Bond Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Corporate Bond Fund	25

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2012	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation
James G. Ellis, 1947	2012	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	81	Mercury General Corporation
Leonard R. Fuller, 1946	2012	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	81	None
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2012	Private investor	81	None
Merit E. Janow, 1958	2012	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; Trimble Navigation Limited
Laurel B. Mitchell, PhD, 1955	2012	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	77	None
Frank M. Sanchez, 1943	2012	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	77	None
Margaret Spellings, 1957	2012	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	82	ClubCorp Holdings, Inc.
Steadman Upham, PhD, 1949	2012	President and University Professor, The University of Tulsa	80	None

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
John H. Smet, 1956 Vice Chairman of the Board	2012	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company	23	None
Michael C. Gitlin, 1970	2015	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	19	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 27 for footnotes.

26	American Funds Corporate Bond Fund

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
David S. Lee, 1972 President	2015	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Kristine M. Nishiyama, 1970 Senior Vice President	2012	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company[6]
Steven I. Koszalka, 1964 Secretary	2012	Vice President – Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2012	Vice President – Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate – Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2012	Vice President – Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer	2015	Vice President – Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the directors/trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Corporate Bond Fund	27

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” – which describes how we vote proxies relating to portfolio securities – is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Corporate Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Corporate Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

28	American Funds Corporate Bond Fund

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach – in combination with The Capital SystemSM – has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2015	$71,000
2016	$79,000

b) Audit-Related Fees:
2015	None
2016	None

c) Tax Fees:
2015	$7,000
2016	$8,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2015	None
2016	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2015	None
2016	None

c) Tax Fees:
2015	$79,000
2016	$17,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2015	$2,000
2016	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $88,000 for fiscal year 2015 and $27,000 for fiscal year 2016. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS CORPORATE BOND FUND

By /s/ David S. Lee
David S. Lee, President and Principal Executive Officer

Date: July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David S. Lee
David S. Lee, President and Principal Executive Officer

Date: July 29, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: July 29, 2016